Prepaid Expenses	12 Months Ended
Sep. 30, 2022
Prepaid Expenses [Abstract]
Prepaid Expenses

4. Prepaid Expenses

Prepaid expenses consist of the following:

	September 30, 2022	September 30, 2021
	US$	US$
Prepaid recruitment fees	-	159,883
Prepaid tuition fees to Miami University	-	550,613
Prepaid fees to Renda for Beijing office expenses	769,717	558,356
Prepaid fees to DUFE	-	181,829
Prepaid insurance	70,517	39,448
Other prepaid expenses	106,065	70,718
Total	946,299	1,560,847

Prepaid recruitment fees represent the prepaid student recruitment fees to agents who help the Company promote and recruit students to enroll in the English education programs offered by the Company. The prepaid expenses are deferred as they represent payments for future services to be rendered by our service agents and future economic benefits to the Company are anticipated.

Prepaid tuition fees represent the tuition fees that the Company prepaid to Miami University for services have yet to be provided by Miami University. The prepaid tuition fees will be recognized into costs of services when such fees are incurred based on semester terms in direct relation to Miami University’s conducting of the English language education services for us.

Prepaid fees to Renda for Beijing office expenses represent the fees that the Company prepaid to Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) for services have yet to be provided by Renda. The prepaid fees will be recognized into expense when such fees are incurred on a monthly basis by Renda on behalf of the Company’s Beijing office.

Prepaid fees to DUFE represent fees that the Company paid to DUFE, a university in China, for using DUFE’s facilities, including student dormitories, to host remote online English education programs and provide accommodation to students during their studies. Due to the impacts from the Covid-19 pandemic, a majority of the Company’s students were unable to travel to the U.S. to physically attend the in-class programs. Therefore, the Company entered into an agreement with DUFE to use DUFE’s facilities to continue its English education programs in China using online conferences with the Miami University. The agreement was terminated since fall 2022.